GENERAL (Schedule of Estimated Fair Values of Assets Acquired and Liabilities Assumed) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Mar. 23, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill	$ 31,562		$ 20,814
Optenet SA [Member]
Business Acquisition [Line Items]
Current assets		$ 54
Equipment		152
Deferred revenues		(155)
Current and non-current liabilities		(103)
Goodwill		10,748
Net assets acquired		17,938
Optenet SA [Member] | Technology [Member]
Business Acquisition [Line Items]
Intangible assets		4,032
Optenet SA [Member] | Backlog [Member]
Business Acquisition [Line Items]
Intangible assets		386
Optenet SA [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets		$ 2,824